Options and Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding as of December 31, 2014	11,096,428	10,133,506	6,837,606
Granted	217,491
Exercised	999,667	6,340,775	757,864
Forfeited		0	0
Outstanding as of September 30, 2015 (unaudited)		11,096,428	10,133,506
Option [Member]
Outstanding as of December 31, 2014	11,096,428	10,133,506	6,837,606
Granted	628,157	1,209,172	3,445,900
Exercised		(146,250)	(150,000)
Forfeited
Cancelled		(100,000)
Expired
Outstanding as of September 30, 2015 (unaudited)	11,724,585	11,096,428	10,133,506
Weighted Average Exercise Price
Outstanding as of December 31, 2014	$ 0.72	$ 0.74	$ 0.59
Granted	$ 0.26	0.66	1
Exercised		$ 0.77	$ 0.5
Forfeited
Cancelled		$ 2.45
Expired
Outstanding as of September 30, 2015 (unaudited)	$ 0.69	$ 0.72	$ 0.74